1:
	 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   September 30, 2000

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall.
Title:		President
Phone:		901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		October 27, 2000

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None



 .


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              030177109     1761    59934 SH       SOLE                    59934
Adobe Systems Inc              COM              00724F101     5931    38202 SH       SOLE                    38202
AmSouth Bancorp                COM              032165102      242    19321 SH       SOLE                    19321
Amer Pwr Conv Corp             COM              029066107     3988   207865 SH       SOLE                   207865
American General Corp          COM              026351106     4331    55522 SH       SOLE                    55522
American Home Products         COM              026609107      209     3700 SH       SOLE                     3700
American Intl Gr Inc           COM              026874107      495     5176 SH       SOLE                     5176
Archer Daniels Midland         COM              039483102     1222   141729 SH       SOLE                   141729
AutoZone Inc                   COM              053332102     2452   108070 SH       SOLE                   108070
BellSouth Corp                 COM              079860102     1062    26378 SH       SOLE                    26378
Berkshire Hathaway Cl B        COM              084670207      306      148 SH       SOLE                      148
Bristol Myers Squibb Co        COM              110122108     1249    21858 SH       SOLE                    21858
Cisco Systems Inc              COM              17275r102      206     3725 SH       SOLE                     3725
Coca Cola Company              COM              191216100      323     5866 SH       SOLE                     5866
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     5929   144830 SH       SOLE                   144830
Commerce Bancorp Inc NJ        COM              200519106     2986    51315 SH       SOLE                    51315
Corning Inc                    COM              219350105     5930    19965 SH       SOLE                    19965
DuPont EI deNemours & Co       COM              263534109      218     5257 SH       SOLE                     5257
Duke Energy Co                 COM              264399106      267     3116 SH       SOLE                     3116
Ecolab Inc                     COM              278865100     2102    58274 SH       SOLE                    58274
Enesco Group                   COM              854425105      173    29379 SH       SOLE                    29379
Equity Office Prop Tr          COM              294741103     2322    74755 SH       SOLE                    74755
Exxon Mobil Corp               COM              30231g102     1494    16768 SH       SOLE                    16768
First Tennessee National Corp  COM              337162101     1019    49851 SH       SOLE                    49851
Freeport-McMoRan Copper & Gold COM              35671D857       88    10000 SH       SOLE                    10000
Fremont General Corp           COM              357288109      396   115164 SH       SOLE                   115164
General Electric Co            COM              369604103     1670    28951 SH       SOLE                    28951
Hancock Fabrics                COM              409900107     1540   307998 SH       SOLE                   307998
Harrah's Ent Inc               COM              413619107     4099   149048 SH       SOLE                   149048
Honeywell Intl                 COM              438516106     3021    84794 SH       SOLE                    84794
Intel Corp                     COM              458140100      272     6540 SH       SOLE                     6540
Intl Bus Machines              COM              459200101     1820    16180 SH       SOLE                    16180
Johnson & Johnson              COM              478160104      388     4130 SH       SOLE                     4130
Johnson Outdoors Inc           COM              479254104     1022   147335 SH       SOLE                   147335
Knight-Ridder Inc              COM              499040103     2873    56535 SH       SOLE                    56535
Louisiana-Pacific Corp         COM              546347105      895    97405 SH       SOLE                    97405
Lucent Technologies            COM              549463107      205     6704 SH       SOLE                     6704
Manor Care Inc                 COM              404134108     2032   129521 SH       SOLE                   129521
Mattel Inc                     COM              577081102     1564   139842 SH       SOLE                   139842
Mellon Financial Corp          COM              58551a108      209     4500 SH       SOLE                     4500
Merck & Co                     COM              589331107      562     7544 SH       SOLE                     7544
Mid-Amer Apt Com Inc           COM              59522J103     2018    84299 SH       SOLE                    84299
Morgan Keegan Inc              COM              617410105      314    17936 SH       SOLE                    17936
Motorola Inc                   COM              620076109     1909    67578 SH       SOLE                    67578
National Commerce Bancorp      COM              635449101     5934   297644 SH       SOLE                   297644
New England Bus Svc            COM              643872104      981    54097 SH       SOLE                    54097
Newell Rubbermaid Inc          COM              651229106     2946   129120 SH       SOLE                   129120
Nike Inc Cl B                  COM              654106103     2514    62752 SH       SOLE                    62752
Office Depot Inc               COM              676220106     1721   220285 SH       SOLE                   220285
Procter & Gamble Co            COM              742718109     5159    76999 SH       SOLE                    76999
RFS Hotel Investors, Inc       COM              74955J108      199    15725 SH       SOLE                    15725
SBC Comm Inc                   COM              845333103      664    13286 SH       SOLE                    13286
SCB Computer Technology        COM              78388n107        7    10000 SH       SOLE                    10000
Schering-Plough Corp           COM              806605101     1583    34040 SH       SOLE                    34040
Scottish Power PLC ADR         COM              81013t705      968    32212 SH       SOLE                    32212
Seagate Tech Inc               COM              811804103     5391    78125 SH       SOLE                    78125
Sony Corp (ADR)                COM              835699307     3933    38960 SH       SOLE                    38960
Southern Co                    COM              842587107      272     8382 SH       SOLE                     8382
Stanley Works                  COM              854616109     1896    82232 SH       SOLE                    82232
Stewart Ent Cl A               COM              860370105      384   198089 SH       SOLE                   198089
Universal Foods                COM              913538104     3028   148636 SH       SOLE                   148636
Verizon Communications         COM              92343v104      506    10456 SH       SOLE                    10456
Vodafone Group PLC ADR         COM              92857t107      230     6229 SH       SOLE                     6229
Wal-Mart Stores Inc            COM              931142103      448     9300 SH       SOLE                     9300
Wellman Inc                    COM              949702104     2137   147998 SH       SOLE                   147998